Fair value of financial instruments - Fair value measurement sensitivity to unobservable inputs (Details) - Level 3 of fair value hierarchy [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair value of financial instruments [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A significant increase in volatility would result in a lower fair value
Volatility | Minimum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	12.97%	18.28%
Volatility | Maximum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	27.50%	45.00%